Fair Value Measurements (Tables)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Schedule of company's assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$91,997,501
Liabilities:
Warrant Liability – Public Warrants	1	3,250,667
Warrant Liability – Private Placement Warrants	3	153,347

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$92,029,147	$91,997,501

Liabilities:
Warrant liability — Public Warrants	1	$4,753,334	$3,250,667
Warrant liability — Private Placement Warrants	3	384,814	153,347

Summary of key Inputs into the Binomial Lattice Simulation Model for the Private Placement Warrants and Public Warrants
The key inputs into the binomial lattice simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	November 23, 2020 (Initial Measurement	December 31, 2020
Risk-free interest rate	0.4%	0.4%
Expected term (years)	5	5
Expected volatility	12.0%	16%
Exercise price	$11.50	$11.50
Fair value of Units	$9.81	$10.12

Summary of fair value of the warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
	$—	$—	$—
Initial measurement on November 23, 2020	77,900	1,520,000	1,597,900
Change in valuation inputs or other assumptions	75,447	1,730,667	1,806,114
Fair value as of December 31, 2020	$153,347	$3,250,667	$3,404,014

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$153,347	$3,250,667	$3,404,014
Change in valuation inputs or other assumptions	(36,167)	(766,667)	(802,834)

Fair value as of March 31, 2021	$117,180	$2,484,000	$2,601,180

Change in valuation inputs or other assumptions	267,634	2,269,334	2,536,968

Fair value as of June 30, 2021	$384,814	$4,753,334	$5,138,148

Surrozen Inc [Member]
Summary of Fair Value Measurements, Recurring and Nonrecurring
The following tables summarize the Company’s financial assets that are measured at fair value on a recurring basis (in thousands):

	As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Money market funds (1)	$8,416	$—	$—	$8,416
Commercial paper	—	6,598	—	6,598

Total financial assets measured at fair value	$8,416	$6,598	$—	$15,014

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds (1)	$31,896	$—	$—	$31,896
Corporate bonds	—	1,115	—	1,115
Commercial paper (2)	—	15,285	—	15,285

Total financial assets measured at fair value	$31,896	$16,400	$—	$48,296

(1)	Money market funds are included in cash and cash equivalents on the condensed balance sheets as of June 30, 2021 and December 31, 2020.
(2)
As of December 31, 2020, marketable securities with original maturities of three months or less, in the amount of $2.2 million, are included in cash and cash equivalents on the condensed balance sheet.

The following tables summarize the Company’s financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds (1)	$31,896	$—	$—	$31,896
Corporate bonds	—	1,115	—	1,115
Commercial paper (2)	—	15,285	—	15,285

Total financial assets measured at fair value	$31,896	$16,400	$—	$48,296

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Money market funds (1)	$28,223	$—	$—	$28,223

Total financial assets measured at fair value	$28,223	$—	$—	$28,223

(1)	Money market funds are included in cash and cash equivalents on the balance sheets as of December 31, 2020 and 2019.
(2)	Marketable securities with original maturities of three months or less, in the amount of $2.2 million, are included in cash and cash equivalents on the balance sheet as of December 31, 2020.

Summary of Debt Securities, Available-for-sale
The following tables provide the Company’s marketable securities by security type (in thousands):

	As of June 30, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Commercial paper	$6,598	$—	$—	$6,598

Total	$6,598	$—	$—	$6,598

	As of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate bonds	$1,115	$—	$—	$1,115
Commercial paper	15,285	—	—	15,285

Total	$16,400	$—	$—	$16,400

The following table provides the Company’s marketable securities by security type (in thousands):

	As of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate bonds	$1,115	$—	$—	$1,115
Commercial paper	15,285	—	—	15,285

Total	$16,400	$—	$—	$16,400